13. Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock grant activity

The following table shows stock grant activity for the nine months ended September 30, 2020:

Grants outstanding as of December 31, 2019	412,501
Grants awarded	794,166
Forfeiture/Cancelled	(200,000)
Grants vested	(253,333)
Grants outstanding as of September 30, 2020	753,334

The following schedule shows stock grant activity for the year ended December 31, 2019

Grants outstanding as of December 31, 2018	1,802,667
Grants awarded	41,800
Forfeiture/Cancelled	(70,000)
Grants vested	(1,361,966)
Grants outstanding as of December 31, 2019	412,501

Schedule of stock grant vesting periods	The following table summarizes stock grant vesting periods.
Number of	Unrecognized stock compensation	Year Ending
Shares	expense	December 31,
264,167	$142,552	2020
148,334	34,775	2021
412,501	$177,327

Schedule of stock option activity

The following table shows stock option activity for the nine months ended September 30, 2020:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2019	1,702,167	9.21	$1.21
Issued	2,425,000	9.49	$1.00
Exercised	–	–	–
Expired	(297,501)	9.19	$1.21
Stock options outstanding at September 30, 2020	3,829,666	9.35	$1.05
Stock options exercisable at September 30, 2020	1,437,578	8.88	$1.12

The following schedule shows stock option activity for the year ended December 31, 2019.

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2018	1,184,000	9.68	$1.15
Issued	736,499	9.20	$1.38
Exercised	–	–	–
Expired	218,332	9.12	$1.33
Stock options outstanding at December 31, 2019	1,702,167	9.21	$1.21
Stock options exercisable at December 31, 2019	703,538	8.89	$1.17

Schedule of stock option vesting periods

The following table summarizes stock option vesting periods under the two stock options plans.

Number of	Unrecognized stock compensation	Year Ending
Shares	expense	December 31,
540,998	$359,521	2020
408,964	120,015	2021
48,667	10,400	2022
998,629	$489,936